Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial assets and liabilities subject to foreign currency risk

	Consolidated Entity
	2020	2019
	A$	A$
Cash and cash equivalents (USD)	5,403,402	9,726,790
Cash and cash equivalents (€EUR)	-	178
Cash and cash equivalents (£GBP)	430	433
Trade and other payables (USD)	(562,710)	(1,196,358)
Trade and other payables (€EUR)	(12,245)	-
Trade and other payables (£GBP)	(4,337)	(35,242)
Total exposure	4,824,540	8,495,801

Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities

June 30, 2020	Floating Interest Rate	Fixed Interest Maturing in		Non-Interest bearing	Total	Average Interest Rate
	(A$)	(A$)		(A$)	(A$)
		1 year
		or less	1-5 years
Financial Assets
Cash and cash equivalents	3,532,485	192,713	-	5,471,694	9,196,892	0.24%
Trade and other receivables	-	-	-	61,711	61,711

Total Financial Assets	3,532,485	192,713	-	5,533,405	9,258,603	0.24%

Financial Liabilities
Trade and other payables	-	-	-	(2,069,604)	(2,069,604)
Lease liabilities	-	(32,879)	(868)	-	(33,747)

Total Financial Liabilities	-	(32,879)	(868)	(2,069,604)	(2,103,351)

June 30, 2019	Floating Interest Rate	Fixed Interest Maturing in		Non-Interest bearing	Total	Average Interest Rate
	(A$)	(A$)		(A$)	(A$)
		1 year
		or less	1-5 years
Financial Assets
Cash and cash equivalents	1,400,257	3,205,042	-	9,794,605	14,399,904	0.42%
Trade and other receivables	-	-	-	4,829,497	4,829,497
Other current assets	-	-	-	621,737	621,737
Other non-current assets	-	-	-	-	-

Total Financial Assets	1,400,257	3,205,042		15,245,839	19,851,138	0.42%

Financial Liabilities		-	-
Trade and other payables	-	-	-	(2,718,174)	(2,718,174)

Total Financial Liabilities	-	-	-	(2,718,174)	(2,718,174)

Schedule of Company's liquidity reserve on the basis of expected cash flows

	Maturities of Financial Liabilities

2020	Less than 6 months	6-12 months	Greater than 12 months and less than 5 years	Total contracted cash flows	Carrying amounts
Trade and other payables	(2,069,604)	-	-	(2,069,604)	(2,069,604)
Lease liabilities	(16,440)	(16,439)	(868)	(33,747)	(33,747)
Total	(2,086,044)	(16,439)	(868)	(2,103,351)	(2,103,351)

2019	Less than 6 months	6-12 months	Greater than 12 months and less than 5 years	Total contracted cash flows	Carrying amounts
Trade and other payables	(2,718,174)	-	-	(2,718,174)	(2,718,174)
Total	(2,718,174)	-	-	(2,718,174)	(2,718,174)